Related Party Transactions - Summary of Executive Directors Remuneration (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [abstract]
Executive directors salary	£ 1,889	£ 1,843	£ 1,797
Executive directors benefits	101	88	92
Executive directors annual incentive	1,964	1,881	1,889
Executive directors cost of share based remuneration	5,549	5,409	5,181
Executive directors cost of pension provision	983	1,052	966
Total executive directors	£ 10,486	£ 10,273	£ 9,925